Loans receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Oct. 31, 2022
Loans receivable [Abstract]
Loan amount		$ 5,000,000
Interest rate percentage		0.67%
Interest income	$ 167,500